Investments in subsidiaries - Subsidiaries with significant non-controlling interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Profit attributable to non-controlling interests	$ 846	$ 1,020	$ 1,026
Accumulated non-controlling interests of the subsidiary	7,441	7,300
Summarised financial information:
– total assets	3,233,034	3,017,048	3,038,677
– total liabilities	3,027,368	2,824,775
– profit for the year	23,131	24,999	24,559
– total comprehensive income for the year	$ 33,672	$ 26,939	$ 29,542
Hang Seng Bank Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interests and voting rights held by non-controlling interests (%)	36.57%	36.88%
Profit attributable to non-controlling interests	$ 770	$ 905
Accumulated non-controlling interests of the subsidiary	7,001	6,879
Dividends paid to non-controlling interests	627	620
Summarised financial information:
– total assets	231,786	229,069
– total liabilities	211,124	208,908
– net operating income before changes in expected credit losses and other credit impairment charges	5,336	5,249
– profit for the year	2,097	2,434
– total comprehensive income for the year	$ 2,509	$ 2,482
Additional proportion of ownership interests and voting rights held by non-controlling interest	0.07%	0.06%